Debentures (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Debentures [Abstract]
Schedule of Debentures
A.	Composed as follows:

	December 31, 2022		December 31, 2021
	Face value	Carrying amount	Face value	Carrying amount
	€ in thousands		€ in thousands
Debentures	111,911	110,428	139,664	137,299
Less current maturities	19,078	18,714	20,342	19,806
Total long-term debentures	92,833	91,714	119,322	117,493

Schedule of Aggregate Annual Maturities of Debentures
C.	The aggregate annual maturities are as follows:

	December 31	December 31
	2022	2021
	€ in thousands
Second year	37,779	19,824
Third year	37,792	40,195
Fourth year	16,143	40,263
Fifth year	-	17,211

Long-term debentures	91,714	117,493
Current maturities	18,714	19,806
	110,428	137,299